Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
March 31, 2026
VIPF2015-NPRT1-0526
1.830292.120
Bond Funds - 55.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	945,781	8,653,899
Fidelity International Bond Index Fund (a)	231,143	2,114,955
Fidelity Long-Term Treasury Bond Index Fund (a)	110,095	1,012,877
VIP High Income Portfolio - Initial Class (a)	43,492	212,675
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,838,916	17,414,531
TOTAL BOND FUNDS (Cost $30,279,923)		29,408,937

Domestic Equity Funds - 19.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	32,071	1,798,836
VIP Equity-Income Portfolio - Initial Class (a)	47,517	1,431,674
VIP Growth & Income Portfolio - Initial Class (a)	60,459	1,981,833
VIP Growth Portfolio - Initial Class (a)	32,414	2,997,299
VIP Mid Cap Portfolio - Initial Class (a)	11,736	458,529
VIP Value Portfolio - Initial Class (a)	50,894	1,009,738
VIP Value Strategies Portfolio - Initial Class (a)	29,644	501,879
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,580,496)		10,179,788

International Equity Funds - 19.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	212,222	3,448,611
VIP Overseas Portfolio - Initial Class (a)	262,962	6,934,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,758,936)		10,382,925

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,540,954)	3.47	3,540,954	3,540,954

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,160,309)	53,512,604
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,472)
NET ASSETS - 100.0%	53,507,132

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,573,228	696,834	643,257	-	(4,582)	31,676	8,653,899	945,781
Fidelity International Bond Index Fund	2,035,891	199,373	114,098	-	(1,669)	(4,542)	2,114,955	231,143
Fidelity Long-Term Treasury Bond Index Fund	1,868,345	62,586	908,808	13,350	(99,718)	90,472	1,012,877	110,095
VIP Contrafund Portfolio - Initial Class	1,763,696	238,630	87,866	18,993	(1,480)	(114,144)	1,798,836	32,071
VIP Emerging Markets Portfolio - Initial Class	3,073,632	552,144	249,235	53,124	47,873	24,197	3,448,611	212,222
VIP Equity-Income Portfolio - Initial Class	1,429,830	90,377	124,256	12,623	17,201	18,522	1,431,674	47,517
VIP Government Money Market Portfolio - Initial Class	4,091,324	163,511	713,881	34,622	-	-	3,540,954	3,540,954
VIP Growth & Income Portfolio - Initial Class	1,963,132	174,618	121,819	23,614	(793)	(33,305)	1,981,833	60,459
VIP Growth Portfolio - Initial Class	2,925,692	373,457	138,404	-	(3,266)	(160,180)	2,997,299	32,414
VIP High Income Portfolio - Initial Class	218,882	11,463	18,091	-	1,385	(964)	212,675	43,492
VIP Investment Grade Bond II Portfolio - Initial Class	18,490,179	753,397	1,833,471	5,891	(70,780)	75,206	17,414,531	1,838,916
VIP Mid Cap Portfolio - Initial Class	448,670	43,825	53,286	3,326	1,690	17,630	458,529	11,736
VIP Overseas Portfolio - Initial Class	6,277,710	1,267,399	309,640	98,933	(10,523)	(290,632)	6,934,314	262,962
VIP Value Portfolio - Initial Class	998,731	83,585	102,668	11,024	18,485	11,605	1,009,738	50,894
VIP Value Strategies Portfolio - Initial Class	494,737	43,914	69,248	-	12,224	20,252	501,879	29,644
	54,653,679	4,755,113	5,488,028	275,500	(93,953)	(314,207)	53,512,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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